Loans - Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Purchased Credit Impaired	$ 25,188	$ 46,174
Total loans held for investment	3,098,220	3,130,669
Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	2,657,301	2,752,876
Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	115,258	118,879
Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	150,593	84,941
Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	73,074	88,794
Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	74,995	31,656
Grade 9
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,811	7,349
Commercial & Industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	1,053,925	1,206,452
Owner occupied commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	394,210	353,889
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	1,143,751	904,115
Construction, land & land development
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	249,704	358,813
Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	245,191	293,483
Consumer and other
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	11,439	13,917
Originated
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	2,301,928	1,933,557
Originated | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	2,081,325	1,738,433
Originated | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	72,082	56,827
Originated | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	82,438	39,140
Originated | Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	26,320	63,454
Originated | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	37,952	28,354
Originated | Grade 9
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,811	7,349
Originated | Commercial & Industrial
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	904,331	850,048
Originated | Commercial & Industrial | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	818,352	715,287
Originated | Commercial & Industrial | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	11,427	27,938
Originated | Commercial & Industrial | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	24,133	26,745
Originated | Commercial & Industrial | Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	14,088	45,873
Originated | Commercial & Industrial | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	34,520	26,856
Originated | Commercial & Industrial | Grade 9
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,811	7,349
Originated | Owner occupied commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	264,876	188,908
Originated | Owner occupied commercial real estate | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	247,868	182,873
Originated | Owner occupied commercial real estate | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	13,169	737
Originated | Owner occupied commercial real estate | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	513	3,742
Originated | Owner occupied commercial real estate | Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	3,326	727
Originated | Owner occupied commercial real estate | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile		829
Originated | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	816,029	521,887
Originated | Commercial real estate | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	716,744	470,838
Originated | Commercial real estate | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	35,812	26,627
Originated | Commercial real estate | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	55,230	7,655
Originated | Commercial real estate | Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	6,184	16,767
Originated | Commercial real estate | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	2,059
Originated | Construction, land & land development
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	179,999	242,611
Originated | Construction, land & land development | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	171,287	240,713
Originated | Construction, land & land development | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	5,590	1,426
Originated | Construction, land & land development | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,931
Originated | Construction, land & land development | Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,191
Originated | Construction, land & land development | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile		472
Originated | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	127,445	120,260
Originated | Residential mortgage | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	118,042	119,153
Originated | Residential mortgage | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	6,079
Originated | Residential mortgage | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	573	882
Originated | Residential mortgage | Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,497	28
Originated | Residential mortgage | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,254	197
Originated | Consumer and other
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	9,248	9,843
Originated | Consumer and other | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	9,032	9,569
Originated | Consumer and other | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	5	99
Originated | Consumer and other | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	58	116
Originated | Consumer and other | Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	34	59
Originated | Consumer and other | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	119
Acquired
Financing Receivable, Recorded Investment [Line Items]
Purchased Credit Impaired	25,188	46,174
Total loans held for investment	796,292	1,197,112
Acquired | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	575,976	1,014,443
Acquired | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	43,176	62,052
Acquired | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	68,155	45,801
Acquired | Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	46,754	25,340
Acquired | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	37,043	3,302
Acquired | Commercial & Industrial
Financing Receivable, Recorded Investment [Line Items]
Purchased Credit Impaired	4,506	13,905
Total loans held for investment	149,594	356,404
Acquired | Commercial & Industrial | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	69,304	285,229
Acquired | Commercial & Industrial | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	2,982	20,146
Acquired | Commercial & Industrial | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	15,528	19,324
Acquired | Commercial & Industrial | Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	33,850	17,380
Acquired | Commercial & Industrial | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	23,424	420
Acquired | Owner occupied commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Purchased Credit Impaired	5,339	7,149
Total loans held for investment	129,334	164,981
Acquired | Owner occupied commercial real estate | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	94,450	139,950
Acquired | Owner occupied commercial real estate | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	2,533	3,959
Acquired | Owner occupied commercial real estate | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	9,788	12,372
Acquired | Owner occupied commercial real estate | Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	8,282	1,551
Acquired | Owner occupied commercial real estate | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	8,942
Acquired | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Purchased Credit Impaired	10,807	12,288
Total loans held for investment	327,722	382,228
Acquired | Commercial real estate | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	248,583	327,338
Acquired | Commercial real estate | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	23,854	22,648
Acquired | Commercial real estate | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	39,833	12,591
Acquired | Commercial real estate | Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	2,643	5,773
Acquired | Commercial real estate | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	2,002	1,590
Acquired | Construction, land & land development
Financing Receivable, Recorded Investment [Line Items]
Purchased Credit Impaired	1,819	8,681
Total loans held for investment	69,705	116,202
Acquired | Construction, land & land development | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	49,849	92,556
Acquired | Construction, land & land development | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	12,859	13,677
Acquired | Construction, land & land development | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	2,577	1,288
Acquired | Construction, land & land development | Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,623
Acquired | Construction, land & land development | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	978
Acquired | Residential mortgage
Financing Receivable, Recorded Investment [Line Items]
Purchased Credit Impaired	2,717	4,151
Total loans held for investment	117,746	173,223
Acquired | Residential mortgage | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	111,818	165,696
Acquired | Residential mortgage | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	948	1,222
Acquired | Residential mortgage | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	215	226
Acquired | Residential mortgage | Grade 7
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	356	636
Acquired | Residential mortgage | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,692	1,292
Acquired | Consumer and other
Financing Receivable, Recorded Investment [Line Items]
Total loans held for investment	2,191	4,074
Acquired | Consumer and other | Grade 1 To 4
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	1,972	3,674
Acquired | Consumer and other | Grade 5
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile		$ 400
Acquired | Consumer and other | Grade 6
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	214
Acquired | Consumer and other | Grade 8
Financing Receivable, Recorded Investment [Line Items]
Loans, credit risk profile	$ 5